STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of options granted in 2015, 2014 and 2013 was determined using the following weighted-average assumptions as of the date of grant.

	2015	2014	2013
Dividend yield	3.16%	3.15%	3.17%
Risk-free interest rate	1.94%	2.04%	2.00%
Expected volatility	22.29%	22.59%	23.00%
Weighted average expected life	8 years	8 years	8 years
Weighted average per share fair value of options	$4.47	$4.11	$3.63

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Following is a summary of option activity for the years ended December 31, 2015, 2014 and 2013.

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at
beginning of year	69,375	$18.08	62,550	$16.63	54,630	$15.83
Granted	18,400	27.40	11,000	24.47	9,950	21.35
Exercised	(4,225)	17.04	(3,575)	12.85	(900)	12.30
Expired	0	0	0	0	(1,130)	22.75
Forfeited	0	0	(600)	15.79	0	0
Outstanding at year-end	83,550	$20.18	69,375	$18.08	62,550	$16.63
Options exercisable at year-end	54,499	$17.10	46,775	$15.99	39,201	$14.69
Weighted average fair value of options granted during the year	$4.47		$4.11		$3.63

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of outstanding and exercisable stock options at December 31, 2015:

	Number	Weighted Average	Number
	Of Shares	Remaining	Of Shares
Exercise Price	Outstanding	Contractual Life	Exercisable
$ 12.30	11,900	3.62 years	11,900
13.25	8,300	4.62 years	8,300
17.40	9,800	5.62 years	9,800
19.28	14,200	6.53 years	14,200
21.35	9,950	7.61 years	6,632
24.47	11,000	8.63 years	3,667
27.40	18,400	9.62 years	0
Total	83,550	6.90 years	54,499

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes information about the Corporation’s nonvested stock option activity for the year ended December 31, 2015:

	Number	Weighted
	Of	Average
Nonvested Options	Options	Price
Nonvested options at January 1, 2015	22,600	$22.41
Granted	18,400	27.40
Vested	(11,949)	21.45
Forfeited/expired	0	0.00
Nonvested options at December 31, 2015	29,051	$25.97

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes restricted stock activity for the year ended December 31, 2015.

		Weighted
	Nonvested	Average
	Number of	Grant Date
Restricted Stock	Shares	Fair Value
Nonvested balance at January 1, 2015	12,900	$21.95
Granted	8,000	27.40
Vested	(2,200)	19.28
Forfeited	0	0.00
Nonvested balance at December 31, 2015	18,700	$24.60